Nature of Regulation	12 Months Ended
Dec. 31, 2016
Regulated Operations [Abstract]
Nature of Regulation
NATURE OF REGULATION

The earnings of the Corporation’s utilities are primarily determined under cost of service (“COS”) regulation and, in certain jurisdictions, performance-based rate-setting (“PBR”) mechanisms. Generally, under COS regulation the respective regulatory authority sets customer electricity and/or gas rates to permit a reasonable opportunity for the utility to recover, on a timely basis, estimated costs of providing service to customers, including a fair rate of return on a regulatory deemed or targeted capital structure applied to an approved regulatory asset value (“rate base”). The ability of a regulated utility to recover prudently incurred costs of providing service and earn the regulator‑approved rate of return on common shareholders’ equity (“ROE”) and/or rate of return on rate base assets (“ROA”) may depend on the utility achieving the forecasts established in the rate-setting processes. If a historical test year is used to set customer rates, there may be regulatory lag between when costs are incurred and when they are reflected in customer rates. When PBR mechanisms are utilized in determining annual revenue requirements and resulting customer rates, a formula is generally applied that incorporates inflation and assumed productivity improvements. The use of PBR mechanisms should allow a utility a reasonable opportunity to recover prudently incurred costs and earn its allowed ROE or ROA.

The Corporation’s regulated utilities, where applicable, are permitted by their respective regulatory authority to flow through to customers, without markup, the cost of natural gas, fuel and/or purchased power through base customer rates and/or the use of rate stabilization and other mechanisms (Note 8).

The nature of regulation at the Corporation’s utilities is as follows.

ITC
ITC is regulated by the U.S. Federal Energy Regulatory Commission (“FERC”) under the Federal Power Act (United States) and operates under COS regulation. Rates are set annually, using FERC-approved cost-based formula rate templates, and remain in effect for one year, which provides timely cost recovery and reduces regulatory lag. The formula rates include an annual true-up mechanism, and any over- or under-collections are accrued and reflected in future rates within a two-year period. The formula rates do not require annual FERC approvals, although inputs remain subject to legal challenge with FERC. The common equity component of capital structure for ITC was 60% for 2015 and 2016.
2. NATURE OF REGULATION (cont’d)

ITC (cont’d)
Since 2013 two third-party complaints were filed with FERC requesting that FERC find the Midcontinent Independent System Operator (“MISO”) regional base ROE for all MISO transmission owners, including ITCTransmission, METC and ITC Midwest, for the periods November 2013 through February 2015 (the “Initial Refund Period”) and February 2015 through May 2016 (the “Second Refund Period”) to no longer be just or reasonable. In September 2016 FERC issued an order affirming the presiding Administrative Law Judge’s (“ALJ’s”) initial decision for the Initial Refund Period and setting the base ROE for the Initial Refund Period at 10.32%, with a maximum ROE of 11.35%. Additionally, the rates established in the September 2016 order will be used prospectively from the date of the order until a new approved rate is established for the Second Refund Period. In June 2016 the presiding ALJ issued an initial decision for the Second Refund Period, which recommended a base ROE of 9.70%, with a maximum ROE of 10.68%, which is a recommendation to FERC. A decision from FERC for the Second Refund Period is expected in 2017. The base ROE for the three effected utilities for the period of May 2016 through September 2016 was 12.38% and any authorized adders that were approved prior to the filing of the complaints were collected during this time, up to a maximum of 13.88%. As at December 31, 2016, the estimated range of refunds for both periods was between US$221 million and US$258 million and ITC has recognized an aggregate estimated regulatory liability of US$258 million (Note 8 (xii)). In February 2017 ITC provided refunds totalling US$119 million, including interest, for the initial complaint. The estimated regulatory liability was accrued by ITC before its acquisition by Fortis. It is possible that the outcome of these matters could differ materially from the estimated range of refunds.

UNS Energy
UNS Energy is regulated by the Arizona Corporation Commission (“ACC”) and certain activities are subject to regulation by FERC under the Federal Power Act (United States). UNS Energy operates under COS regulation as administered by the ACC, which provides for the use of a historical test year in the establishment of retail electric and gas rates. Retail electric and gas rates are set to provide the utilities with an opportunity to recover their COS and earn a reasonable rate of return on rate base, including an adjustment for the fair value of rate base as required under the laws of the State of Arizona.

TEP’s allowed ROE is set at 10.0% on a capital structure of 43.5% common equity, effective from July 1, 2013. In February 2017 the ACC approved an allowed ROE of 9.75% on a capital structure of 50%, effective on or before March 1, 2017. UNS Electric’s allowed ROE is set at 9.50% on a capital structure of 52.8% common equity, effective from August 1, 2016, prior to which its allowed ROE was set at 9.50% on a capital structure of 52.6%, effective from January 1, 2014. UNS Gas’ allowed ROE is set at 9.75% on a capital structure of 50.8% common equity, effective from May 1, 2012.

Central Hudson
Central Hudson is regulated by the New York State Public Service Commission (“PSC”) and certain activities are subject to regulation by FERC under the Federal Power Act (United States). Central Hudson operates under COS regulation as administered by the PSC with the use of a future test year in the establishment of rates.

Central Hudson’s allowed ROE is set at 9.0% on a capital structure of 48% common equity, effective July 1, 2015 for a three-year term. Prior to July 1, 2015, Central Hudson was operating under a three-year rate order issued by the PSC effective July 1, 2010 with an allowed ROE set at 10.0% on a deemed capital structure of 48% common equity, which was extended for two years, through June 30, 2015, as part of the regulatory approval of the acquisition of Central Hudson by Fortis.

Effective July 1, 2015, Central Hudson is also subject to an earnings sharing mechanism, whereby the Company and customers share equally earnings in excess of 50 basis points above the allowed ROE up to an achieved ROE that is 100 basis points above the allowed ROE. Earnings in excess of 100 basis points above the allowed ROE are shared primarily with the customer. Prior to July 1, 2015, an earnings sharing mechanism was in place whereby the Company and customers shared equally earnings in excess of the allowed ROE up to an achieved ROE that is 50 basis points above the allowed ROE, and shared 10%/90% (Company/customers) earnings in excess of 50 basis points above the allowed ROE.

2. NATURE OF REGULATION (cont’d)

FortisBC Energy and FortisBC Electric
FortisBC Energy and FortisBC Electric are regulated by the British Columbia Utilities Commission (“BCUC”) pursuant to the Utilities Commission Act (British Columbia). The Companies primarily operate under COS regulation and, from time to time, PBR mechanisms for establishing customer rates.

FEI is the benchmark utility in British Columbia, as designated by the BCUC, and the established allowed ROE for the benchmark utility was 8.75% on a 38.5% common equity component of capital structure, both effective January 1, 2013 through December 31, 2015. In August 2016 the BCUC issued its decision on the Generic Cost of Capital (“GCOC”) Proceeding which established that the ROE and common equity component of capital structure for the benchmark utility would remain unchanged at 8.75% and 38.5%, respectively, effective January 1, 2016. FortisBC Electric’s allowed ROE of 9.15% on a 40% common equity component of capital structure, effective since January 1, 2013, also remained unchanged, effective January 1, 2016.

FEI and FortisBC Electric are subject to Multi-Year PBR Plans for 2014 through 2019. The PBR Plans, as approved by the BCUC, incorporate incentive mechanisms for improving operating and capital expenditure efficiencies. Operation and maintenance expenses and base capital expenditures during the PBR period are subject to an incentive formula reflecting incremental costs for inflation and half of customer growth, less a fixed productivity adjustment factor of 1.1% for FEI and 1.03% for FortisBC Electric each year. The approved PBR Plans also include a 50%/50% sharing of variances from the formula‑driven operation and maintenance expenses and capital expenditures over the PBR period, and a number of service quality measures designed to ensure FEI and FortisBC Electric maintain specified service levels. It also sets out the requirements for an annual review process which provides a forum for discussion between the utilities and interested parties regarding current performance and future activities.

FortisAlberta
FortisAlberta is regulated by the Alberta Utilities Commission (“AUC”) pursuant to the Electric Utilities Act (Alberta), the Public Utilities Act (Alberta), the Hydro and Electric Energy Act (Alberta) and the Alberta Utilities Commission Act (Alberta). FortisAlberta is subject to a Multi-Year PBR plan for 2013 through 2017. Under PBR, each year the prescribed formula is applied to the preceding year’s distribution rates, with 2012 used as the going-in distribution rates.

The PBR plan includes mechanisms for the recovery or settlement of items determined to flow through directly to customers (“Y factor”) and the recovery of costs related to capital expenditures that are not being recovered through the formula (“K factor” or “capital tracker”). The AUC also approved a Z factor, a PBR re-opener and an ROE efficiency carry-over mechanism. The Z factor permits an application for recovery of costs related to significant unforeseen events. The PBR re-opener permits an application to re-open and review the PBR plan to address specific problems with the design or operation of the PBR plan. The use of the Z factor and PBR re-opener mechanisms is associated with certain thresholds. The ROE efficiency carry-over mechanism provides an efficiency incentive by permitting the Company to continue to benefit from any efficiency gains achieved during the PBR term for two years following the end of that term.

For 2013 through 2015, FortisAlberta’s allowed ROE was set at 8.30% with a common equity component of capital structure at 40%. In October 2016 the AUC issued its decision related to FortisAlberta’s 2016 and 2017 GCOC Proceeding, establishing that FortisAlberta’s allowed ROE remain unchanged at 8.30%, for 2016 and increase to 8.50% for 2017. The decision also set the common equity component of capital structure at 37%, effective January 1, 2016, down from 40% approved on an interim basis. Changes in FortisAlberta’s allowed ROE and common equity component of capital structure impact only the portion of rate base that is funded by capital tracker revenue.
2. NATURE OF REGULATION (cont’d)

Eastern Canadian Electric Utilities
Newfoundland Power is regulated by the Newfoundland and Labrador Board of Commissioners of Public Utilities (“PUB”) under the Public Utilities Act (Newfoundland and Labrador). Newfoundland Power operates under COS regulation with the use of a future test year in the establishment of rates. In June 2016 the PUB set the allowed ROE at 8.50%, effective January 1, 2016, down from 8.80% in effect since January 1, 2013. The decision also established that Newfoundland Power’s common equity component of capital structure of 45%, effective January 1, 2013, remain unchanged. The June 2016 rate order will remain in effect for 2016 through 2018.

Maritime Electric is regulated by the Island Regulatory and Appeals Commission (“IRAC”) under the provisions of the Electric Power Act (PEI), the Renewable Energy Act (PEI), the Electric Power (Electricity Rate-Reduction) Amendment Act (PEI), and the former Electric Power (Energy Accord Continuation) Amendment Act (PEI) (“Accord Continuation Act”), which expired in February 2016. Maritime Electric operates under COS regulation with the use of a future test year for the establishment of rates. In March 2016 IRAC set the Company’s allowed ROE at 9.35%, effective March 1, 2016 for a three-year period, down from 9.75% in effect since March 1, 2013, and established that Maritime Electric’s targeted minimum capital structure of 40% remain unchanged.

FortisOntario’s three electric utilities operate under the Electricity Act (Ontario) and the Ontario Energy Board Act (Ontario), as administered by the Ontario Energy Board (“OEB”). Fortis Ontario’s utilities operate under COS regulation with the use of a future test year in the establishment of rates. Earnings are regulated on the basis of rate of return on rate base, plus a recovery of allowable distribution costs. In non-rebasing years, customer electricity distribution rates are set using inflationary factors less an efficiency target as prescribed by the OEB. The allowed ROE for distribution assets for FortisOntario’s utilities ranged from 8.93% to 9.30% for 2015 and 2016, both on a deemed capital structure of 40% common equity, with the exception of one of its utilities which is subject to a rate-setting mechanism under a 35-year Franchise Agreement expiring in 2033, based on a price cap with commodity cost flow through. The base revenue requirement is adjusted annually for inflation, load growth and customer growth.

Regulated Electric Utilities - Caribbean
Caribbean Utilities operates under T&D and generation licences from the Government of the Cayman Islands. The exclusive T&D licence is for an initial period of 20 years, expiring April 2028, with a provision for automatic renewal. A non-exclusive generation licence was issued for a term of 25 years, expiring November 2039. The licences detail the role of the Electricity Regulatory Authority, which oversees all licences, establishes and enforces licence standards, reviews the rate‑cap adjustment mechanism (“RCAM”), and annually approves capital expenditures. The licences contain the provision for an RCAM based on published consumer price indices. Caribbean Utilities’ targeted allowed ROA for 2016 was in the range of 6.75% to 8.75%, compared to a range of 7.25% to 9.25% for 2015.

Fortis Turks and Caicos operates under two 50-year licences expiring in 2036 and 2037. Among other matters, the licences describe how electricity rates are set by the Government of the Turks and Caicos Islands, using a historical test year, in order to provide the utilities with an allowed ROA of between 15.0% and 17.5% (the “Allowable Operating Profit”). The Allowable Operating Profit is based on a calculated rate base, including interest on the amounts by which actual operating profits fall short of the Allowable Operating Profits on a cumulative basis (the “Cumulative Shortfall”). Annual submissions are made to the Government of the Turks and Caicos Islands calculating the amount of the Allowable Operating Profit and the Cumulative Shortfall. The submissions for 2016 calculated the Allowable Operating Profit to be $58 million (US$44 million) and the Cumulative Shortfall as at December 31, 2016 to be $317 million (US$236 million). The recovery of the Cumulative Shortfall is, however, dependent on future sales volumes and expenses. The achieved ROAs at the utilities have been significantly lower than those allowed under the licences as a result of the inability, due to economic and political factors, to increase base electricity rates associated with significant capital investment in recent years.